Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 30% Portfolio	Apr. 30, 2025
VIP FundsManager 30% Portfolio - Service Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2023
Annual Return 2024	6.42%
VIP FundsManager 30% Portfolio - Service Class 2
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2023